Intangible Assets - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Intangible Assets [Line Items]
Intangible assets	€ 36,866,000	€ 33,590,000
Impairment losses	0
Useful life of intangible assets	0
Intangible Fixed Assets in Process and Advances
Disclosure Of Intangible Assets [Line Items]
Increased in intangible assets	11,168,000
Intangible assets	12,504,000	15,725,000
Concessions, Licenses, Trademarks and Similar Rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets	6,364,000	€ 7,573,000
Internally Generated Development Costs
Disclosure Of Intangible Assets [Line Items]
Increased in intangible assets	€ 1,582,000